Schedule of disaggregated by the timing of revenue recognition (Details) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Transferred at Point in Time [Member]
Segment Reporting [Line Items]
Point in time	$ 4,090,306	$ 2,408,748
Transferred over Time [Member]
Segment Reporting [Line Items]
Over time	985,562	1,076,213
Robots [Member] | Transferred at Point in Time [Member]
Segment Reporting [Line Items]
Point in time	3,643,134	1,678,119
Robots [Member] | Transferred over Time [Member]
Segment Reporting [Line Items]
Over time	484,770	696,000
Facilities Management Software [Member] | Transferred at Point in Time [Member]
Segment Reporting [Line Items]
Point in time	447,172	730,629
Facilities Management Software [Member] | Transferred over Time [Member]
Segment Reporting [Line Items]
Over time	$ 500,792	$ 380,213